Inventories - Schedule of Stock Obsolescence of Inventories (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Obsolescence of Inventories [Abstract]
Opening balance	$ (298,597)	$ (330,065)	$ (330,065)	$ (213,813)
Provision for the period	(525,460)	(123,342)	(123,342)	(305,372)
Write-offs	93,767	154,810	154,810	189,120
Closing balance	$ (730,290)	$ (298,597)	$ (298,597)	$ (330,065)